Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segment and Geographical Information
Business Segment and Geographical Information

The Company is a clinical research organization ("CRO"), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full service" solution. The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, together the ('CODM') in accordance with FASB ASC 280-10 Disclosure about Segments of an Enterprise and Related Information. The Chief Executive Officer, Chief Financial Officer and Chief Operating Officer, were together considered the Company's CODM in the period up to and including March 1, 2017. On March 1, 2017, Mr Ciaran Murray transitioned from his role as Chief Executive Officer to the role of Executive Chairman of the Board of Directors and Dr. Steve Cutler was appointed as Chief Executive Officer. As of March 1, 2017, the Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer in accordance with the requirements of ASC 280-10 Disclosures about Segments of an Enterprises and Related Information.

The Company operates as one business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of this transfer pricing model.

Given ICON Clinical Research Limited's ("ICON Ireland") role in the development and management of the Group, it's ownership of key intellectual property, customer relationships, its key role in the mitigation of risks faced by the Group, plus the responsibility for maintaining the Group's global network, ICON Ireland acts as the group entrepreneur and enters into the majority of the Company's customer contracts. As such, ICON Ireland remunerates most of the other operating entities ("cost plus service providers") in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories.

The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities in the various geographical areas that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

Under this method, the residual operating profits (or losses) of the Group, once the cost plus service providers have been paid their respective intercompany service fee, are retained by ICON Ireland. The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The revenues disclosed as relating to Ireland are the net revenues after deducting the cost plus revenues attributable to the activities performed outside Ireland.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, Belgium, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China (including Hong Kong), South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

There have been no changes to the basis of segmentation or the measurement basis for the segment results since the prior year.

Reportable segment information at December 31, 2018 and December 31, 2017 and for the years ended December 31, 2018, December 31, 2017 and December 31, 2016 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
		Restated*	Restated*
	(in thousands)
Ireland	$1,066,200	$944,130	$995,365
Rest of Europe	379,883	355,552	319,935
U.S.	894,978	881,829	866,901
Other	254,716	220,810	182,755
Total	$2,595,777	$2,402,321	$2,364,956

* 2017 and 2016 restated to reflect gross revenue.

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$257,089	$232,032	$216,149
Rest of Europe	36,280	26,493	34,200
U.S.	58,561	58,322	41,348
Other	21,427	21,491	19,997
Total	$373,357	$338,338	$311,694

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$269,196	$240,115	$218,334
Rest of Europe	36,904	26,351	36,509
U.S.	58,340	58,164	44,590
Other	21,407	21,461	20,420
Total	$385,847	$346,091	$319,853

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$106,206	$111,329
Rest of Europe	9,807	9,026
U.S.	25,535	27,797
Other	17,121	14,899
Total	$158,669	$163,051

e) The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$34,721	$26,277	$25,766
Rest of Europe	5,331	6,857	6,914
U.S.	21,605	24,246	23,462
Other	4,259	3,917	3,433
Total	$65,916	$61,297	$59,575

f) The distribution of total assets by geographical area was as follows:

	Year Ended
	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$1,073,411	$880,378
Rest of Europe	514,010	504,418
U.S.	646,512	650,681
Other	120,322	111,141
Total	$2,354,255	$2,146,618

g) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$30,942	$24,468	$27,670
Rest of Europe	2,590	2,819	2,851
U.S.	9,311	11,027	8,432
Other	5,554	6,403	3,648
Total	$48,397	$44,717	$42,601

h) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Client A	14%	21%	26%

i) The distribution of interest income by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$2,620	$1,084	$407
Rest of Europe	1,750	1,222	1,040
U.S.	17	16	2
Other	372	24	35
Total	$4,759	$2,346	$1,484

j) The distribution of the income tax charge by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$29,096	$20,345	$24,215
Rest of Europe	(434)	1,921	5,528
U.S.	3,761	14,772	8,381
Other	9,535	9,531	(131)
Total	$41,958	$46,569	$37,993